Filed with the Securities and Exchange Commission on October 31, 1997

Registration Nos.: 33-43446
811-6444
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933               X

	Pre-Effective Amendment No. ___
Post-Effective Amendment No.      14           X

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940        X

	Amendment No.        14         X

SMITH BARNEY INVESTMENT TRUST

(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices) (Zip Code)

Christina T. Sydor
Secretary

Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(212) 816-6474
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective

It is proposed that this filing will becomes effective:

			       immediately upon filing pursuant to Rule 485(b)
			 on ________ pursuant to Rule 485(b)
			 days after filing pursuant to Rule 485(a)(2)
		X	60_days on December 30, 1997 pursuant to Rule 485(a)

Registrant previously registered an indefinite number of its shares pursuant
to Rule 24f-2 of the Investment Company Act of 1940.     The Registrants Rule
24f-2 Notice for the fiscal year ended November 30, 1996 was filed on January 28, 1997 as Accession No. 000091155-97-000045.<R/>


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:	Prospectus dated December 30, 1997 for
Smith Barney S& P 500 Index Fund


Part B:	Statement of Additional Information
dated December 30, 1997, for Smith Barney
S&P 500 Index Fund

Part C:	Other Information





SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page

Cover Page

2.  Synopsis

Prospectus Summary

3.  Financial Highlights

Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment
Objective and Management Policies;
Additional Information


5.  Management of the Fund

Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report


6.  Capital Stock and Other
Securities

Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information


7.  Purchase of Securities Being
Offered

Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information


8.  Redemption or Repurchase

Purchase of Shares; Redemption of
Shares; Exchange Privilege


9.  Pending Legal Proceedings

Not applicable



Part B Item No.
Statement of Additional
Information Caption


10.  Cover Page

Cover Page

11.  Table of Contents

Table of Contents

12.  General Information and
History

Distributor; Additional
Information

13.  Investment Objective and
Policies

Investment Objectives and
Management Policies


14.  Management of the Fund

Management of the Trust and the
Funds; Distributor



15.  Control Persons and Principal
Holders of
       Securities

Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services

Management of the Trust and the
Funds; Distributor


17.  Brokerage Allocation and Other
Services

Investment Objectives and
Management Policies; Distributor


18.  Capital Stock and Other
Securities

Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes


19.  Purchase, Redemption and
Pricing of
       Securities Being Offered

Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege


20.  Tax Status

Taxes

21.  Underwriters

Distributor

22.  Calculation of Performance
Data

Performance Data

23.  Financial Statements

Financial Statements




SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY

S&P 500 Index Fund

PROSPECTUS                              DECEMBER 30, 1997

--------------------------------------------------------------------------------

  388 Greenwich Street

  New York, New York 10013

  1-800 451-2010


  The Smith Barney S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), which is representa-tive of the U.S. stock market. The Fund will hold a broadly diversified portfo-lio of common stocks that is comparable to the S&P 500 Index in terms of eco-nomic sector weightings, market capitalization and liquidity.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Shares of the other Funds offered by the Trust are described in separate pro-spectuses that may be obtained by calling the Trust at 1-800-451-2010.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated December 30, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
  Distributor

THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
  Investment Adviser

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
  Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    6
-------------------------------------------------
VALUATION OF SHARES                             9
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              9
-------------------------------------------------
PURCHASE OF SHARES                             10
-------------------------------------------------
EXCHANGE PRIVILEGE                             12
-------------------------------------------------
REDEMPTION OF SHARES                           15
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           18
-------------------------------------------------
PERFORMANCE                                    18
-------------------------------------------------
MANAGEMENT OF THE FUND                         19
-------------------------------------------------
DISTRIBUTOR                                    20
-------------------------------------------------
ADDITIONAL INFORMATION                         21
-------------------------------------------------


   No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company whose investment objective is to seek a total return that is con-sistent with the return of the aggregate U.S. stock market, as measured by the S&P 500 Index. The Fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. See "Investment Objective and Management Policies."

PURCHASE ARRANGEMENTS Shares are sold at net asset value without a sales charge. Shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Portfo-lio. Shares are subject to an annual service fee of 0.21% of the average daily net assets of this Class.


  See "Purchase of Shares", "Management of the Fund," "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other infor-mation.

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Bar-ney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including quali-fied retirement plans and certain other institutional investors may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors may open an account by making an initial invest-ment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Subsequent investments of at least $50 may be made. The minimum investment requirements for purchases of Shares through the Systematic Investment Plan are described below. See "Pur-chase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment require-ment and the subsequent investment requirement for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND The Travelers Investment Management Company (the "Manag-er") serves as the Fund's investment adviser. The Manager pro- vides investment advisory and management services to certain investment com- panies affiliated with Smith Barney. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned sub- sidiary of Travel-ers Group Inc. ("Travelers"), a diversified financial services hold- ing com-pany engaged, through its subsidiaries, principally in four business seg-ments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services.

  Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the Fund's administrator. SBMFM is a wholly owned subsidiary of Holdings. SBMFM provides investment advisory and administration services to investment companies affili-ated with Smith Barney. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares may be exchanged for Class A shares of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly. Distributions of net realized long and short-term capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares will be reinvested automatically in additional shares at current net asset value unless otherwise specified by an investor.

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The value of the Fund's investments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Fund invests. The Fund may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks are described under "Investment Objective and Management Policies--Risk Factors and Special Considerations."

THE FUND'S EXPENSES The following expense table lists the costs and estimated expenses that an investor will incur either directly or indirectly as a shareholder of the Fund based, unless otherwise noted, on the Fund's estimated operating expenses.

-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales charge imposed on purchases (as a percentage of offering
 price)                                                                 None
 Maximum CDSC (as a percentage of redemption proceeds)                  None
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
 Management Fees                                                        0.25%
 12b-1 Fees                                                             0.21
 Other Expenses                                                         0.14
-----------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                                           0.60%
-----------------------------------------------------------------------------

  Shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Pro-gram. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 serv-ice fee of 0.21% of the value of average daily net assets of the shares which it has sold. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and regis-tration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

                                                                 1 YEAR 3 YEARS
-------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:
                                                                  --      --
                                                                  --      --
-------------------------------------------------------------------------------
An investor would pay the following expenses on the same
investment, assuming the same annual return and no redemption:
                                                                  --      --
                                                                  --      --
-------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Smith Barney S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), which is representa-tive of the U.S. stock market. The Fund will hold a broadly diversified portfo-lio of common stocks that is comparable to the S&P 500 Index in terms of eco-nomic sector weightings, market capitalization and liquidity.

  The Fund will seek to achieve its goal by owning all 500 stocks in the S&P 500 Index in proportion to their actual market capitalization weightings. The Manager will select stocks for the Fund's portfolio in order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The Fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and stock index futures as described below and, in any event, at least 80% of the Fund's net assets will be so invested. With respect to the

Fund's assets invested in stocks in the S&P 500 Index, the percentage of such assets invested in each stock is expected to be approximately the same as the percentage it represents in the S&P 500 Index.

  The Fund will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the Fund at that time.

  No attempt will be made to manage the Fund in the traditional sense using economic, financial and market analysis, nor will the adverse financial situa-tion of an issuer necessarily result in the elimination of its securities from the Fund, unless the securities are removed from the S&P 500. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the S&P 500 Index.

  The S&P 500 Index is a market capitalization index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The S&P 500 Index is used as the per-formance benchmark because it represents approximately 70% of the total market value of all U.S. common stocks and is well known to investors; because it is unmanaged it is not subject to the same management and trading expenses as a mutual fund. Over time, the Fund is expected to exhibit performance volatility that is similar to that of the S&P 500 Index. Of course, there can be no assur-ance that the Fund's total return, before or after expenses, will match or exceed that of the S&P 500 Index.

  Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

  INVESTMENTS AND STRATEGIES

  Money Market Instruments. The Fund may invest in short-term money market instruments, such as: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments.

  Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the

Fund would acquire an underlying obligation for a relatively short period (usu-ally not more than one week) subject to an obligation of the seller to repur-chase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrange-ment results in a fixed rate of return that is not subject to market fluctua-tions during the Fund's holding period. Further information on repurchase agreements and the risks associated with such investments appears in the State-ment of Additional Information.

  Futures Contracts. The Fund may enter into futures contracts, options on futures contracts, including stock index futures, for purpose of simulating full investment and reducing transactions costs. The Fund will not use futures or options for speculative purposes. The Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes.
A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. Stock index futures may be used to gain market exposure until the cash is invested in specific common stocks. The Fund will not purchase or sell
futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, the Fund will set aside, in an identifi-able manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

  All stock index futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Fund will enter into futures contracts for hedging purposes only. For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Lending Securities. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the Fund's assets taken at value.
The Fund's loans of securities will be collateralized by cash, letters of credit or government securities that are maintained at all times in a segregated account with the Fund's custodian in an amount at least equal to the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by The Manager to be of good standing and will not be made unless, in the judgment of The Manager, the consideration to be earned from such loans would justify the risk.

  Portfolio Transactions and Turnover. The Manager arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The Manager may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other bro-kers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis. Portfolio turnover is expected to be lower than for most other investment companies.

  The Fund intends generally to purchase securities for long-term capital appreciation. The Fund's portfolio turnover rate will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. The Manager considers these effects when evaluating the anticipated ben-efits of short-term investing.

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets by the total number of shares outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trust's Board of Trustees determines that amortized cost is the fair value of those instruments. Further information regarding the Fund's valu-ation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute substantially all its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares at net asset value.

  Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying a Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account. If a shareholder redeems in full an account between payment dates, all dividends accrued to the date of liquidation will be paid with the proceeds from the redemption of shares.

 TAXES

  The Fund intends to qualify as "a regulated investment company" under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Fund must meet certain tests, including distrib-uting at least 90% of its investment company taxable income.

  Dividends paid from net investment income and distributions of net realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Fund, are taxable to shareholders of the Fund as ordinary income. Distributions out of net long-term capital gains (i.e. net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Infor-mation as to the tax status of dividends paid or deemed paid in each calendar year including eligibility of long-term capital gains dividends for a reduced maximum 20% tax rate, will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

  The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's Federal income tax liability.

  Prior to investing in shares of the Fund, investors should consult their tax advisors concerning the Federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES

 GENERAL

  Shares are sold to investors with no initial sales charge and are subject to ongoing distribution and service fees.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, with an Introducing Broker or with an investment dealer in the selling group. In addition, certain investors may purchase shares directly from the Fund through First Data. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors (including purchases through Exchange Purchases) may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-employed Retirement Plan.
 Subsequent investments of at least $50 may be made. For shareholders purchasing shares of the Fund through the Systematic Investment Plan, the min-imum initial investment requirement is $25 for monthly purchases and $50 for quarterly purchases. There are no minimum investment requirements for employ-ees of Travelers and its subsidiaries, including Smith Barney, and Directors or Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Employees of members of the National Association of Securities Dealers, Inc. may purchase shares of the Fund at net asset value. Shares pur-chased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  The minimum initial and subsequent investment requirements in the Fund for an account established under the Uniform Gift to Minors Act is $250 and the subsequent investment requirement is $50.

  The minimum initial and subsequent investment requirements in the Fund for an account established under the Simple IRA and the Easy Simple IRA Programs is $1. Exchange investments will have a $1 minimum.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the share-holder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan"); (c) redemption of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemption of shares to effect a combination of the Fund with any invest-ment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares may be exchanged at the net asset value next determined for shares of Class A in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the share-holder's state of residence. Exchanges of shares are subject to minimum invest-ment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

FUND NAME:
--------------------------------------------------------------------------------

Growth Funds

   Smith Barney Aggressive Growth Fund Inc.

   Smith Barney Appreciation Fund Inc.

   Smith Barney Fundamental Value Fund Inc.

   Smith Barney Growth Opportunity Fund Inc.

   Smith Barney Managed Growth Fund

   Smith Barney Natural Resources Fund Inc.

   Smith Barney Special Equities Fund

Growth and Income Funds

   Concert Social Awareness Fund

   Smith Barney Convertible Fund

   Smith Barney Funds, Inc.--Equity Income Portfolio

   Smith Barney Growth and Income Fund

   Smith Barney Premium Total Return Fund

   Smith Barney Utilities Fund

Taxable Fixed-Income Funds

   Smith Barney Adjustable Rate Government Income Fund

   Smith Barney Diversified Strategic Income Fund

   Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Portfolio

   Smith Barney Funds, Inc.--U.S. Government Securities Portfolio

   Smith Barney Government Securities Fund

   Smith Barney High Income Fund

   Smith Barney Investment Grade Bond Fund

   Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds

   Smith Barney Arizona Municipals Fund Inc.

   Smith Barney California Municipals Fund Inc.

   Smith Barney Intermediate Maturity California Municipals Fund

   Smith Barney Intermediate Maturity New York Municipals Fund

   Smith Barney Managed Municipals Fund Inc.

   Smith Barney Massachusetts Municipals Fund

   Smith Barney Muni Funds--Florida Portfolio

   Smith Barney Muni Funds--Georgia Portfolio

   Smith Barney Muni Funds--Limited Term Portfolio

   Smith Barney Muni Funds--National Portfolio

   Smith Barney Muni Funds--New York Portfolio

   Smith Barney Muni Funds--Pennsylvania Portfolio

   Smith Barney New Jersey Municipals Fund Inc.

   Smith Barney Oregon Municipals Fund

   Smith Barney Tax-Exempt Income Fund

International Funds

   Smith Barney World Funds, Inc.--Emerging Markets Portfolio

   Smith Barney World Funds, Inc.--European Portfolio

   Smith Barney World Funds, Inc.--Global Government Bond Portfolio

   Smith Barney World Funds, Inc.--International Balanced Portfolio

   Smith Barney World Funds, Inc.--International Equity Portfolio

   Smith Barney World Funds, Inc.--Pacific Portfolio

Smith Barney Concert Allocation Series Inc.

   Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

   Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

   Smith Barney Concert Allocation Series Inc.--Growth Portfolio

   Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

   Smith Barney Concert Allocation Series Inc.--Income Portfolio

Money Market Funds

   Smith Barney Money Funds, Inc.--Cash Portfolio

   Smith Barney Money Funds, Inc.--Government Portfolio

   Smith Barney Money Funds, Inc.--Retirement Portfolio

   Smith Barney Municipal Money Market Fund, Inc.

   Smith Barney Muni Funds--California Money Market Portfolio

   Smith Barney Muni Funds--New York Money Market Portfolio

  FUND NAME:

  Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum charged over Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage no greater than the excess of the sales charge charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through the automatic reinvestment of dividends and capital gains distributions are treated as having paid the same sales charge applicable to the shares on which the dividends and capital gains distributions were paid; if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.


  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Funds of the Smith Barney Mutual Funds ordinarily available which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Exchanges will be processed at the net asset value next determined. Redemp-tion procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signa-ture guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospec-tus describing the shares to be acquired. The Fund reserves the right to mod-ify or discontinue exchange privileges upon 60 days' prior notice to share-holders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  The redemption proceeds will normally be remitted on the business day fol-lowing receipt of proper tender but, in any event, payment will be made within three business days thereafter, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without spe-cific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

  Smith Barney S&P 500 Index Fund

  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, or share certificate stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an invest-or's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact

First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alter-natively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment to the Fund.)

  Redemptions. Redemption requests of up to $10,000 of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemption of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange request may be made by calling First Data at 1-800-451-2010 between
 9:00 a.m. and 5:00 p.m. (New York time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.



  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The

Fund reserves the right to suspend, modify or discontinue the telephone redemp-tion and exchange program or impose a charge for this service at any time fol-lowing at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Smith Barney Financial Consultants.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size). The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures will be based on historical earnings and will not be intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but with-out annualizing the total return or taking sales charges into account. The
Fund calculates current dividend return by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offer-ing price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return may vary from time to time depending on market conditions, the composition of the Fund's investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing current return to yields published for other invest-ment companies and other investment vehicles. The Fund may also include com-parative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and the companies that furnish serv-ices to the Fund, including agreements with its distributor, investment advis-er, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and the executive officers of the Fund.

 MANAGER -- TIMCO

  The Manager, located at One Tower Square, Hartford, Connecticut 06183-203, serves as the Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to a management agreement entered into by the Manager and the Fund. The Manager, which is a registered investment adviser, has been in the investment counseling business since 1967 and renders investment advice to investment companies that had aggregate assets under management as of Septem-ber 30, 1997, in excess of $410 million.

  Subject to the supervision and direction of the Fund's Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund.

  Investment advisory fees are computed daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  The investment management team of the Fund's Manager is headed by Sandip Bhagat and Kent Kelley, president and chief executive officer, respectively, of TIMCO. Messrs. Bhagat and Kelley are primarily responsible for the day-to-day operations of the Fund, including making all investment decisions.

 ADMINISTRATOR

  SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. Administration fees are computed daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

DISTRIBUTOR

  Smith Barney Inc. distributes shares of the Fund as a principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to shares of the Fund at the annual rate of 0.21% of the average daily net assets of the respective Class. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts.

  The payments to Smith Barney Financial Consultants for selling shares include a commission or fee paid by the investor or Smith Barney at the time of sale and a continuing fee for servicing shareholder accounts for as long as a share-holder remains a shareholder.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trust-ees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney and amounts received under the Plan.

ADDITIONAL INFORMATION


  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massa-chusetts business trust."


  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's out-standing shares and the Fund will assist shareholders in calling such a meet-ing as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders will have one vote for each full share owned and a propor-tionate, fractional vote for any fractional share held. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund plans to consoli-date the mailing of its Prospectuses so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. When the Fund's annual report is combined with the Prospectus into a single document, the Fund will mail the combined document to each shareholder to comply with legal require-ments. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

  "S&P 500" is a trademark of McGraw-Hill, Inc. and has been licensed for use by Smith Barney, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisabil-ity of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Smith Barney, Inc. is the licensing of certain trademarks and trade names of S&P and the S& P 500 Index which is determined, composed and calculated by S&P without regard to Smith Barney, Inc. or the Fund. S&P has no obligation to take the needs of Smith Barney, Inc. or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calcula-tion of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, market-ing or trading of Fund shares.

  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF SUCH FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PUR-POSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABIL-ITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------






     Smith Barney
     S&P 500

     Index
     Fund

     388 Greenwich Street
     New York, NY 10013

     FDXXXX XX

  PROSPECTUS




PART B  STATEMENT OF ADDITIONAL INFORMATION



Smith Barney
S&P 500 Index Fund
100 Breckenridge Blvd., Bldg. 200
Duluth, Georgia 30199-0062
(800)544-544588 Greenwich Street
New York, New York 10013
(212) 723-9218



Statement of Additional
Information
December 30, 1997


This Statement of Additional Information (SAI") expands upon and supplements the information contained in the current Prospectuses of Smith Barney S&P 500 Index Fund (the "Fund") dated December 30, 1997, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund is a sub-trust of Smith Barney Investment Trust (the Trust""Trust"). The Fund's Prospectus may be obtained from a Smith Barney Financial Consultant PFS Investments"or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.
CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and this SAI, except where shown below:

Management of the Fund
 .........................................................
 ..............................
 1

Investment Objective and Management Policies
 ...................................................
 44

Purchase of Shares
 ........................................................
 ........................................
1
01

Redemption of Shares
 ........................................................
 ...................................
1
11

Distributor
 ........................................................
 .....................................................
1
22

Valuation of Shares
 ........................................................
 .......................................
1
22

Exchange Privilege
 .........................................................
 .......................................
1
33

Performance Data (See in the Prospectus
Performance""Performance")
 ...................................
1
33

Taxes (See in the Prospectus
"Dividends, Distributions and Taxes
"") ..................
1
44

Additional Information
 .........................................................
 .................................
15


MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Name
Service

Smith Barney Inc. (Smith
Barney)..................................
 .
Distributor

Travelers Investment Management Company (
TIMCO""TIMCO")
Investment Adviser

Smith Barney Mutual Funds Management Inc.



SBMFM""SBMFM")
 .........................................
 ......................
Administrator

PNC Bank, National Association (
PNC Bank""PNC Bank") ..........
Custodian

First Data Investor Services Group, Inc.
(
TSSG""First Data"),
Transfer Agent




These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.




Trustees and Executive Officers of the Fund

The Trustees and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

   	Herbert Barg, Trustee (Age 74). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

	*Alfred J. Bianchetti, Trustee (Age 74). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 17466.

	Martin Brody, Trustee (Age 76). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

	Dwight B. Crane, Trustee (Age 59). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

	Burt N. Dorsett, Trustee (Age 66). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

	Elliot S. Jaffe, Trustee (Age 71). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

	Stephen E. Kaufman, Trustee (Age 65). Attorney. His address is 277 Park Avenue, New York, New York 10017.

	Joseph J. McCann, Trustee (Age 67). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

	*Heath B. McLendon, Chairman of the Board and Investment Officer (Age
64). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SBMFM and Travelers Investment Advisor, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management.
Mr. McLendon is Chairman of the Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Cornelius C. Rose, Jr., Trustee (Age 63). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Fair Oaks, Enfield, New Hampshire 03748.

	Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of SBMFM and TIA. Mr. Daidone also serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Kent A. Kelley, Vice President and Investment Officer (Age 47). Chief Executive Officer of TIMCO, prior to 1992, Executive Vice President of TIMCO. His address is One Tower Square, Hartford, Connecticut 06183-2030.

	Sandip Bhagat, Vice President and Investment Officer (Age 37). President of TIMCO, prior to 1995, Senior Portfolio Manager of TIMCO. His address is
One Tower Square, Hartford, Connecticut, 06183-2030.

	Christina T. Sydor, Secretary (Age 46). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM and TIA. Ms. Sydor also serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

No officer, director or employee of Smith Barney or any parent or subsidiary of Smith Barney receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of their affiliates a fee of $4,000 per annum plus $500 per meeting attended and each Trustee Emeritus $2,000 per annum plus $250 per meeting attended. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

For the calendar year ended December 31, 1996, the Trustees of the Fund were paid the following compensation.

		Total
		Pension or	Compensation	Number of
		Retirement	from Fund	Funds for
	                Aggregate	Benefits Accrued	and Fund	                 Which
Director
	Compensation 	as part of 	Complex	Serves Within
Name of Person	from Fund 	  Fund Expenses  	Paid to Directors	 Fund Complex

Herbert Berg	$0	                    $0		           $105,175
	     18
Alfred Bianchetti	0		       0			51,000
13
Martin Brody	0		       0		             124,286
21
Dwight B. Crane	0		       0		             140,375
24
Burt N. Dorsett***	0		       0			47,400
13
Elliot S. Jaffe	0		       0			51,100
13
Stephen E. Kaufman	0		       0			92,336
15
Joseph J. McCann	0		       0			52,700
13
Heath B. McLendon **	   -		       0
42
Cornelius C. Rose, Jr.	0		       0			51,400
13
James J. Crisona*	0		       0			20,575
12



***	Pursuant to the Fund's deferred compensation plan, Mr. Dorsett has elected to defer some or all of the compensation due to him from the Fund.
As of January 1, 1997, Mr. Dorsett elected not to defer his future compensation.
**   Designates an "interested" Director.
*    Upon attainment of age 80,  Fund Trustees are required to change to
emeritus status.  Trustees Emeritus are entitled to   serve             in
emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Mr. Crisona is a Director Emeritis and as such may attend meetings but has no voting rights.






Investment Adviser-TIMCO

TIMCO serves as investment adviser to the Fund pursuant to a written agreement
(the "Advisory Agreement") dated ") dated November     , 1997.  The services
provided by TIMCO under the Advisory Agreement are described in the Prospectus under "Management of the Fund." TIMCO will pay the salary of any officer and employee who is employed by both it and the Fund. TIMCO will bear all expenses in connection with the performance of its services. TIMCO is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers").
As compensation for TIMCO's investment advisory services rendered to the Fund, the Fund will pay a fee computed daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets.

Administrator-SBMFM

SBMFM serves as administrator to the Fund pursuant to a written agreement
dated November    , 1997 (the "Administration Agreement"). The services
provided by SBMFM under the Administration Agreement are described in the Prospectus under "Management of the Fund." SBMFM will pay the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Fund, SBMFM will receive a fee computed daily and paid monthly at the annual rate of 0.10% of the value of the Fund's average daily net assets.

The Fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of TIMCO or SBMFM or its affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Fund.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Trust. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.

KPMG Peat Marwick LLP, independent accountants, 345 Park Avenue, New York, New York 10154, serve as auditors of the Trust and will render an opinion on the Trust's financial statements annually beginning with the fiscal period ending November 30, 1998.



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusse discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Money Market Instruments. The Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required: (a) to pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) to maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of Cds and Tds isssued by foreign branches of domestic banks or by domestic branches of foreign banks, TIMCO will carefully evaluate such investmens on a case-by-case basis.

Savings and loan associations whose CDs may be purchases by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Lending of Portfolio Securities. The Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 33 1/3% of the Fund's total assets taken at value. The Fund may not lend its portfolio securities to TIMCO or SBMFM or itstheir affiliates unless it hasthey have applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.



In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by TIMCO to be of good standing and will not be made unless, in the judgment of TIMCO, the consideration to be earned from such loans would justify the risk. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or (b) a third party, which is unaffiliated with the Fund, TIMCO or SBMFM and which is acting as a "finder."

Futures. The Fund may enter into stock index futures contracts and related options that are traded thereon. A stock index futures agreement is a contract pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

No consideration will be paid or received by the Fund upon entering into a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund will be subject to the ability of TIMCO to predict correctly changes in market conditions.
These predictions involve skills and techniques that may be different from those involved in the management of the Fund being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index and movements in the price of the securities
that     isare      the subject of a hedge.  A decision of whether, when and
how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the Fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the Fund hedges against the possibility of a change in market conditions adversely affecting the value of securities held in its portfolio and market conditions move in a direction opposite to that which has been anticipated, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 8 below cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Trustees at any time. In accordance with these restrictions, the Fund will not:

1.	Deviate from the definition of a diversified company" as defined in the
1940 Act and rules thereunder.

2.	Issue senior securities as defined in the 1940 Act,  and any rules, orders thereunder,  except as permitted under the 1940 Act.

3.   	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      4. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Funds total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; or (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

 9.   	Invest in oil, gas or other mineral exploration or development programs.

    10. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. Securities that are not registered under the 1933 Act, as amended, and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Board of Trustees, will not be subject to this 15% limitation.

11. Purchase the securities of any other open-end investment company, except through a purchase on the open market involving no commission or profit to a sponsor or dealer (other than the customary stock exchange or over-the-counter brokerage commission) and except as part of a merger, consolidation or acquisition of assets.

12.   Invest for the purpose of exercising control of management.


If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

A Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of its shares in certain states. Should a Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of the Funds shares in the state involved.

Certain Investment Activities

While the Fund is authorized to borrow money from banks for purposes of investment (leveraging) and to invest in securities of foreign issuers, it has no current intention of engaging in these investment activities and will do so only when the Trust's Board of Trustees determines that either or both of these activities aresuch activity is in the best interests of shareholders.


Portfolio Turnover

Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the Funds target index. Because of this, the turnover rate for the Fund will be extremely low.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by TIMCO, subject to the overall supervision and review of the Trust's Board of Trustees. Portfolio securities transactions for the Fund are effected by or under the supervision of TIMCO.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. TIMCO, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. TIMCO receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which TIMCO exercises investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. TIMCO's fee under the Advisory Agreement is not reduced by reason of its receiving such brokerage and research services. The Trust's Board of Trustees, in its discretion, may authorize TIMCO to cause the Fund to pay a broker that provides brokerage and research services to TIMCO a commission in excess of that which another qualified broker would have charged for effecting the same
transaction. Smith Barney Inc.     (Smith Barney""Smith Barney")      will not
participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Portfolio turnover rate may vary from year to year, as well as within a year.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Fund's Board of Trustees has determined that any portfolio transaction for the Fund may be executed through Smith Barney or an affiliate of Smith Barney if, in TIMCO's judgment, the use of Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by TIMCO, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by TIMCO are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by TIMCO to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.
PURCHASE OF SHARES



Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public
offering price for     shares      of the Fund is equal to the net asset value
per share at the time of purchase. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make a redemption payment wholly in cash, the Trust may pay in respect of the Fund, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.



Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. Applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's
withdrawal. For additional information, shareholders should contact a     PFS
Investments Representativefinancial consultant.

DISTRIBUTOR

Smith Barney serves as a distributor for the Fund on a best efforts basis
pursuant to a written agreement dated November    , 1997.

When payment is made by the investor, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage
account and    Smith Barney       may benefit from the temporary use of the
funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the
investor instructs     Smith Barney      to invest the funds in a Smith Barney
money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these
assets computed on the basis of their average daily net assets.     The
Trust's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Distribution Agreementdistribution agreements for continuance.

Distributions Arrangements

To compensate PFS for the service it provides and for the expense it bears under the Distribution AgreementSmith Barney for the services it provides and for the expense it bears under the distribution agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.21% of the value of the Fund's average daily net assets attributable to the Bshares.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of
the Plan or in the     Distribution Agreementdistribution agreement     (the
"Independent Trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities. Pursuant to the Plan, the Fund's distributor will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

The net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good


 Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Trust's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Trust's Board of Trustees.



EXCHANGE PRIVILEGE

Except as noted below, shareholders of the Fund may exchange all or part of their shares for shares of the same Class (for this purpose, shares of the Fund are deemed to be Class A shares) of certain of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A shares of any such fund purchased with a sales charge may be exchanged for Class A shares of any of the other such funds, and the sales charge differential, if any, will be applied. Class A shares of any such fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any such fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

B.	Class A shares of any such fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other such funds, and the sales charge differential, if any, will be applied.

The exchange privilege enables shareholders to acquire Class A shares in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. A Prospectus may be obtained from a PFS Investments Representativefinancial consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.



PERFORMANCE DATA

From time to time, the Fund may quote its total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P (1 + T)n =
ERV


Where:
P
=
a hypothetical initial payment of $1,000.


T
=
average annual total return.


n
=
number of years.


ERV
=
Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

ERV-P
P


Where:
P
=
a hypothetical initial payment of $10,000.


ERV
=
Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Funds performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.




The Trust intends to qualify each year as a regulated investment company under the Code. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if the Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.

Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.



ADDITIONAL INFORMATION

PNC Bank, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the
Trust on behalf of the Fund, PNC Bank holds the    Fund's      portfolio
securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

    First Data,      located at Exchange Place, Boston, Massachusetts 02109,
serves as the Trust's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by the Trust. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.













					Smith Barney

					S&P 500 Index Fund



Statement of


Additional
Information


December 30, 1997





Smith Barney
S&P 500 Index Fund
3100 Breckenridge Blvd., Bldg. 200
Duluth, Georgia 30199-006288 Greenwich Street
New York, New York 10013
								SMITH BARNEY
								A Member of Travelers Group




PART  C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)  Financial Statements

	Included in Part A:

      Financial Highlights

	Included in Part B:

   		Smith Barney Intermediate Maturity New York Municipals Fund Semi
Annual
Report for the six month period ended May 31, 1997, together with Smith Barney Intermediate Maturity California Municipals Fund Semi Annual Report for the six month period ended May 31, 1997 are incorporated by reference to the Rule 30(b)2-1 filings made on July 29, 1997 as Accession No. 91155-97-000341.

	Included in Part C:

		Consent of Independent Accountants

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement") as filed
with the     Securities and Exchange Commission ("SEC")      on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4").

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to a Registration Statement filed on Form N-14 on January 6, 1995 (the N-14").

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 ("Post-Effective Amendment No. 9").

	(2) Registrants By-Laws are incorporated by reference to the Registration Statement.

	(3)  Not Applicable.

	(4) Registrants form of stock certificate is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991 (Pre-Effective Amendment No. 1").

	(5)(a) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 (Post-Effective Amendment No. 3").

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Smith Barney Mutual Funds Management Inc. is incorporated by reference to the N-14.

	(c) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No. 6").

   	(d) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company to be filed by Amendment.

	(e) Form of Investment Advisory Agreement between the Registrant on behalf of Large Capitalization Growth Fund and Smith Barney Mutual Funds Management Inc. is to be filed by Amendment.

	(6)(a) Distribution Agreement between Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3.

   	(b) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(7)  Not Applicable.

	(8) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith, Barney Advisers, Inc. (SBA") is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

   	 (c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Smith Barney Mutual Funds
Management Inc. to be filed by Amendment    )
No. 10.

   	(d) Transfer Agency Agreement with First Data Investor Services Group, Inc.(formerly known as "The Shareholder Services Group Inc.")
is incorporated by reference to Post-Effective Amendment No. 3.

	(e) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is
 incorporated by reference to Post-Effective Amendment No. 10.


	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

	(11) Consent of Independent Accountants is to be filed by Amendment.

	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

   	(c) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Smith Barney Inc. to be filed by Amendment.

	(d) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Fund and Large Capitalization Growth Fund is to be filed by Amendment.

	(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed on April 1, 1993.


	(17)  Financial Data Schedule to be filed by Amendment.


	(18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

Item 25.	Persons Controlled by or under Common Control with Registrant

		None


Item 26.	Number of Holders of Securities

		(1)						(2)
	Title of Class
	Beneficial Interest par value	Number of Record Holders
	$0.001 per share		 as of October 29, 1997


	Intermediate Maturity California
		Municipals Fund		  554
	Intermediate Maturity New York
		Municipals Fund		 1,192
	Smith Barney S&P 500
		Index Fund			None

	Large Capitalization Growth Fund 	24,150


Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser -- Smith Barney Mutual Funds Management Inc. (SBMFM").

SBMFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of the officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).



Item 29.	Principal Underwriters


Consulting Group Capital Markets Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.; Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Series Inc.; Smith Barney Disciplined Small Cap Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Income Trust; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Large Capitalization Growth Fund; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.



	Smith Barney is a wholly owned subsidiary of Holdings . The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Investment Trust
		388 Greenwich Street
		New York, New York  10013

	(2)	Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street
		New York, New York  10013
	(Records relating to its function as investment adviser to certain of the Funds and administrator to all of the Funds)

   	(3)	Travelers Investment Management Company
		One Tower Square
		Hartford, CT  06183-2030
	(Records relating to its function as investment adviser to Smith Barney S&P 500 Index Fund)

	(4)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA  19103
		(Records relating to its function as custodian)

	(5)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109
		(Records relating to its function as Transfer Agent and Dividend
Paying Agent)

Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

	(a) Registrant undertakes to call a meeting of its shareholders of the Series for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrants outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.


	485(a) Certification

	The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the State of
New York on the     31st day of October, 1997.

								SMITH BARNEY
								INVESTMENT TRUST

								/s/Heath B. McLendon
								Heath B. McLendon, Chief
								Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature
Title
Date


/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board
(Chief Executive
Officer)

   October 31, 1997

/s/Lewis E. Daidone
Lewis E. Daidone

Treasurer
(Chief Financial and
Accounting Officer)

   October 31, 1997

/s/Herbert Barg
Herbert Barg

   Trustee

   October 31, 1997



/s/Alfred J.
Bianchetti
Alfred J. Bianchetti

   Trustee

   October 31, 1997


/s/Martin Brody
Martin Brody

   Trustee

   October 31, 1997

/s/Dwight B. Crane
Dwight B. Crane

   Trustee

   October 31, 1997


/s/Burt N. Dorsett
Burt N. Dorsett

   Trustee

   October 31, 1997


/s/Elliot S. Jaffe
Elliot S. Jaffe

   Trustee

   October 31, 1997

/s/Stephen E. Kaufman
Stephen E. Kaufman

   Trustee

   October 31, 1997


/s/Joseph J. McCann
Joseph J. McCann

   Trustee

   October 31, 1997


/s/Cornelius C. Rose,
Jr.
Cornelius C. Rose, Jr.

   Trustee

   October 31, 1997